SHAREHOLDERS' EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2020
SHAREHOLDERS' EQUITY (DEFICIT)
SHAREHOLDERS' EQUITY (DEFICIT)

12.    SHAREHOLDERS’ EQUITY (DEFICIT)

Warrants

During 2019, the Company issued 113,650 shares of its common stock, respectively, in connection with the exercise of a warrant to purchase shares of the Company’s common stock with a strike price of $0.0001 per share. As of December 31, 2020 and 2019, the Company has no warrants outstanding.